UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name: ZLP Master Fund, Ltd.

Address: c/o RK Consulting (Cayman) Ltd.
         PO Box 1748 GT
         Cayman Corporate Ctr.
         27 Hospital Road
         George Town, Grand Cayman
         Cayman Islands
         B.W.I.

13F File Number: 28-10774

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart J. Zimmer
Title:  Director
Phone:  212-440-0740


Signature, Place and Date of Signing:

/s/ Stuart J. Zimmer             New York, New York         November 15, 2004
--------------------------   --------------------------   ---------------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number           Name


     28-10550                  Zimmer Lucas Capital, LLC
   ---------------------------------------------------------------------

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  0

Form 13F Information Table Value Total: $0
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




No.      Form 13F File Number            Name

NONE     NONE                            NONE

                                                   FORM 13F INFORMATION TABLE

                                                       September 30, 2004

COLUMN 1             COLUMN  2    COLUMN 3   COLUMN 4    COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8


                                             VALUE    SHRS OR  SH/ PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER   TITLE OF CLASS    CUSIP   (X$1000)   PRN AMT  PRN CALL   DISCRETION  MANAGERS    SOLE  SHARED NONE
--------------   --------------    -----   --------   -----------------   ----------  --------    -----------------
None                  None         None     None            None          None         None              None


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